Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE 3 – Fair Value Measurements

Fair Value Hierarchy

The fair value of a financial instrument is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. “the exit price”) in an orderly transaction between market participants at the measurement date. We have categorized our financial instruments measured at fair value into a three-level classification in accordance with Topic 820, “Fair Value Measurement,” which established a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs reflect our assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the transparency of inputs as follows:

Level 1 – Observable inputs based on quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Valuation Techniques

The following is a description of the valuation techniques used to measure fair value on a recurring basis.

The Plan’s valuation methodology used to measure the fair values of the mutual funds, the Company’s common stock, and certain self-directed brokerage accounts were derived from quoted market prices. These investments are reported as Level 1.

Certain self-directed brokerage accounts included equity securities with unobservable inputs at December 31, 2024. These investments were reported as Level 3.

Pooled Separate Accounts

Fair value represents the net asset value (“NAV”) of the fund units, which is calculated based on the valuation of the funds’ underlying investments at fair value at the end of the year. The investments are public investment vehicles, which are valued using the NAV provided by the Trustee, acting as the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, excluding transaction costs, minus its liabilities, and then divided by the number of units outstanding.

Investments Measured at Fair Value on a Recurring Basis

Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025 and 2024:

	December 31, 2025
(in 000s)	Total	Level 1	Level 2	Level 3
Mutual funds	$1,013,365	$1,013,365	$—	$—
Stifel Financial Corp. common stock	219,784	219,784	—	—
Self-directed brokerage accounts	20,621	20,621	—	—
	1,253,770	$1,253,770	$—	$—
Pooled separate accounts measured at NAV	1,152,837
	$2,406,607

	December 31, 2024
(in 000s)	Total	Level 1	Level 2	Level 3
Mutual funds	$843,426	$843,426	$—	$—
Stifel Financial Corp. common stock	188,099	188,099	—	—
Self-directed brokerage accounts	28,573	28,537	—	36
	1,060,098	$1,060,062	$—	$36
Pooled separate accounts measured at NAV	1,016,959
	$2,077,057